Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [abstract]
Significant accounting policies
1. Significant accounting policies
The Novartis Group (Novartis or Group) is a multinational group of companies specializing in the research, development, manufacturing and marketing of a broad range of innovative pharmaceuticals and cost-saving generic medicines. The Group is headquartered in Basel, Switzerland.
The consolidated financial statements of the Group are prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). They are prepared in accordance with the historical cost convention, except for items that are required to be accounted for at fair value.
The Group’s financial year-end is December 31, which is also the annual closing date of the individual entities’ financial statements incorporated into the Group’s consolidated financial statements.
The preparation of financial statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the year, which affect the reported amounts of revenues, expenses, assets, liabilities and contingent amounts.
Estimates are based on historical experience and other assumptions that are considered reasonable under the given circumstances and are regularly monitored. Actual outcomes and results could differ from those estimates and assumptions. Revisions to estimates are recognized in the period in which the estimate is revised.
Listed below are accounting policies of significance to Novartis or, in cases where IFRS provides alternatives, the option adopted by Novartis.
Scope of consolidation
The consolidated financial statements include all entities, including structured entities, over which Novartis AG, Basel, Switzerland, directly or indirectly has control (generally as a result of owning more than 50% of the entity’s voting interest). Consolidated entities are also referred to as “subsidiaries.”
In cases where Novartis does not fully own a subsidiary, it has elected to value any remaining outstanding non-controlling interest at the time of acquiring control of the subsidiary at its proportionate share of the fair value of the net identified assets.
Investments in associated companies (generally defined as investments in entities in which Novartis holds between 20% and 50% of voting shares or over which it otherwise has significant influence) and joint ventures are accounted for using the equity method, except for selected venture fund investments for which the Group has elected to apply the method of fair value through the consolidated income statement.
Foreign currencies
The consolidated financial statements of Novartis are presented in US dollars (USD). The functional currency of a subsidiary is generally the local currency of that respective entity. The functional currency used for the reporting of certain Swiss and foreign finance entities is USD instead of their respective local currencies. This reflects the fact that the cash flows and transactions of these entities are primarily denominated in this currency.
For subsidiaries not operating in hyperinflationary economies, the subsidiary’s results, financial position and cash flows that do not have USD as their functional currency are translated into USD using the following exchange rates:
• Income, expense and cash flows for each month using the average exchange rate, with the US dollar values for each month being aggregated during the year
• Balance sheet using year-end exchange rates
• Resulting exchange rate differences are recognized in other comprehensive income
For subsidiaries operating in hyperinflationary economies, the impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period is recorded in retained earnings in equity. The subsequent gains or losses resulting from the restatement of non-monetary assets are recorded in “Other financial income and expense” in the consolidated income statement.
Non-current assets held for sale or held for distribution to owners
Non-current assets are accounted for as assets held for sale or as related to discontinued operations when their carrying amount is to be recovered principally through a sale transaction or distribution to owners and a sale or distribution to owners is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell and any resulting impairment is recognized. Assets related to discontinued operations and assets of a disposal group held for sale are not depreciated or amortized. The prior year consolidated balance sheet is not restated.
If in a subsequent period, the criteria for classification as held for sale are no longer met, the recoverable amount of assets and liabilities are reclassified out of assets held for sale into the respective balance sheet lines and the prior year consolidated balance sheet is not restated. The cumulative amount of depreciation and amortization not recorded since the date of their classification as assets held for sale, and any required adjustments to the recoverable amounts of assets are recognized in the consolidated income statement.
Acquisition of assets and businesses
Assets separately acquired are recorded at cost, which includes the purchase price and any directly attributable costs for bringing the asset into the condition to operate as intended. Expected costs for obligations to dismantle and remove property, plant and equipment and restore the site when it is no longer used are included in their cost.
Acquired businesses are accounted for by applying the acquisition method, unless the optional concentration test is applied. The optional concentration test allows for an election on a transaction-by-transaction basis to account for the acquired business as an asset separately acquired when substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The acquisition method requires that the assets acquired and liabilities assumed be recorded at their respective fair values on the date the Group obtains control. The excess of the fair value of the total purchase consideration transferred over the fair value of the acquired assets and assumed liabilities is recognized as goodwill. The valuations are based on information available at the acquisition date. Acquisition related costs are expensed as incurred.
The application of the acquisition method requires certain estimates and assumptions to be made, especially concerning the fair values of the acquired intangible assets, inventories, property, plant and equipment and the liabilities assumed at the acquisition date, and the useful lives of the intangible assets and property, plant and equipment. Estimates of fair value require the use of valuation techniques. These valuations require the use of management assumptions and estimates, including the value of comparable assets in the market, amount and timing of future cash flows, outcomes and costs of research and development activities, probability of obtaining regulatory approval, long-term sales forecasts, actions of competitors, discount rates and terminal growth rates. The section “—Impairment of goodwill and intangible assets” in this Note 1 provides additional information on key assumptions that are highly sensitive in the estimation of fair values using valuation techniques.
Property, plant and equipment
Property, plant and equipment is depreciated on a straight-line basis in the consolidated income statement over the estimated useful life of the individual asset. Freehold land is not depreciated. The related depreciation expense is included in the costs of the functions using the asset.
Property, plant and equipment is assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections over the useful life.
The following table shows the estimated useful life by major categories for property, plant and equipment:
Useful life

Buildings	20 to 40 years

Machinery and other equipment

Machinery and equipment	7 to 20 years

Furniture and vehicles	5 to 10 years

Computer hardware	3 to 7 years

Government grants obtained for construction activities, including any related equipment, are deducted from the gross acquisition cost to arrive at the balance sheet carrying value of the related assets.
Leases and right-of-use assets
As lessee, at inception and upon the modification of a contract, the Group assesses whether the contract contains a lease. The Group elected to allocate the consideration in the contract to the lease and non-lease components on the basis of the relative standalone price of each component.
The Group recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases. For these short-term and low-value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.
The lease liability is initially measured at the present value of the future lease payments as from the commencement date of the lease to the end of the lease term. The lease term includes the period of any lease extension that management assess as reasonably certain to be exercised by the Group. The lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, the Novartis incremental borrowing rate for the asset subject to the lease in the relevant market.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever there is a change to the lease terms or expected payments under the lease, or a modification that is not accounted for as a separate lease.
The portion of the lease payments attributable to the repayment of lease liabilities is recognized in cash flows used in financing activities, and the portion attributable to the payment of interest is included in cash flows from operating activities.
Right-of-use assets are initially recognized on the balance sheet at cost, which comprises the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentive received, and any initial direct costs incurred by Novartis, and expected costs for obligations to dismantle and remove right-of-use assets when they are no longer used.
Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.
Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.
In arrangements where the Group is the lessor, it determines at lease inception whether the lease is a finance lease or an operating lease. Leases that transfer substantially all of the risk and rewards incidental to ownership of the underlying asset to the counterparty (the lessee) are accounted for as finance leases. Leases that do not transfer substantially all of the risks and rewards of ownership are accounted for as operating leases. Operating lease payments received are recognized on a straight-line basis over the lease term in the consolidated income statement in “Other income.”
Goodwill and intangible assets
Goodwill
Goodwill arises on applying the acquisition method on the acquisition of a business and is the excess of the fair value of the consideration transferred to acquire the business over the underlying fair value of the net identified assets acquired. It is allocated to groups of cash-generating units (CGUs), that are expected to benefit from the synergies of the combination, and which are usually represented by the reported segments. Goodwill is tested for impairment annually at the level of these groups of CGUs, and any impairment charges are recorded under “Other expense” in the consolidated income statement.
Intangible assets available for use
Novartis has the following classes of available for use intangible assets: currently marketed products; technologies and other intangible assets (including software).
Currently marketed products represent the composite value of acquired intellectual property (IP), patents, distribution rights and product trade names.
Technologies represent identified and separable acquired know-how used in the research, development and production processes.
Significant investments in internally developed and acquired computer software are capitalized and included in the “Other” category, and amortized once available for use.
Intangible assets available for use with a definite useful life are amortized over their estimated useful lives on a straight-line basis and are evaluated for potential impairment whenever facts and circumstances indicate that their carrying value may not be recoverable.
The following table shows the estimated useful life by major categories for intangible assets available for use and the line in the consolidated income statement in which the amortization and any potential impairment charge is recognized:
	Useful life	Income statement line for amortization and impairment charges

Currently marketed products	5 to 20 years	"Cost of goods sold"

Technologies	10 to 20 years	"Cost of goods sold" or "Research and development"

Other (including software)	3 to 12 years	In the relevant functional expense

Intangible assets not yet available for use
Acquired research and development intangible assets that have not yet obtained marketing approval are recognized as in-process research and development (IPR&D).
IPR&D is not amortized, but is evaluated for potential impairment on an annual basis or when facts and circumstances warrant. Any impairment charge is recorded in the consolidated income statement under “Research and development.” Once a project included in IPR&D has received marketing approval from a regulatory authority, it is transferred to the “Currently marketed products” category.
Impairment of goodwill and intangible assets
An asset, a CGU or a grouping of CGUs is considered impaired when its balance sheet carrying amount exceeds its estimated recoverable amount, which is defined as the higher of its fair value less costs of disposal and its value in use. Usually, Novartis applies the fair value less costs of disposal method for its impairment assessment. In most cases, no directly observable market inputs are available to measure the fair value less costs of disposal. Therefore, an estimate is derived indirectly and is based on net present value techniques utilizing post-tax cash flows and discount rates. In the limited cases where the value-in-use method would be applied, net present value techniques would be applied using pre-tax cash flows and discount rates.
Fair value less costs of disposal reflects estimates of assumptions that market participants would be expected to use when pricing the asset or CGU, and for this purpose, management considers the range of economic conditions that are expected to exist over the remaining useful life of the asset. These valuations are classified as “Level 3” in the fair value hierarchy.
The estimates used in calculating the net present values are highly sensitive and depend on assumptions specific to the nature of the Group’s activities with regard to:
• Amount and timing of projected future cash flows
• Sales forecasts
• Actions of competitors (launch of competing products, marketing initiatives, etc.)
• Sales erosion rates after the end of patent or other intellectual property rights protection, and timing of the entry of generic competition
• Outcome of research and development activities (compound efficacy, results of clinical trials, etc.)
• Amount and timing of projected costs to develop IPR&D into commercially viable products
• Profit margins
• Probability of obtaining regulatory approval
• Future tax rate
• Appropriate terminal growth rate
• Appropriate discount rate
Generally, for intangible assets with a definite useful life, Novartis uses cash flow projections for the whole useful life of these assets. For goodwill, Novartis generally utilizes cash flow projections for a three-year period based on management forecasts, with a terminal value based on cash flow projections usually in line with inflation rates for later periods.
Probability-weighted scenarios are typically used.
Discount rates used consider the Group’s estimated weighted average cost of capital, adjusted for specific asset, country and currency risks associated with cash flow projections, to approximate the discount rate that market participants would use to value the asset.
Due to the above factors, actual cash flows and values could vary significantly from forecasted future cash flows and related values derived using discounting techniques.
Cash and cash equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less, which are readily convertible to known amounts of cash. Bank overdrafts are presented within current financial debts on the consolidated balance sheet.
Marketable securities, commodities and non-current financial assets
Commodities, which include gold bullion or coins, are valued at the lower of cost or fair value using current market prices. The changes in fair value below cost are immediately recorded in “Other financial income and expense.”
Marketable securities are financial assets held for short-term purposes which are principally traded in liquid markets and are classified within current assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other financial income and expense” in the consolidated income statement. Non-current financial assets held for long-term strategic purposes are classified within non-current assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other income” and “Other expense” in the consolidated income statement.
Marketable securities and non-current financial assets are initially recorded at fair value on their trade date, which is different from the settlement date when the transaction is ultimately effected. Quoted securities are remeasured at each reporting date to fair value based on current market prices. If the market for a financial asset is not active or no market is available, fair values are established using valuation techniques. The majority of non-quoted investments are initially valued at fair value through the purchase price established between a willing buyer and seller. Non-quoted investments are subsequently adjusted based on values derived from discounted cash flow analysis or other pricing models. These investment values are classified as “Level 3” in the fair value hierarchy.
The Group classifies and accounts for its marketable securities and non-current financial assets in the following categories:
• Debt securities are valued at fair value through other comprehensive income with subsequent recycling into the consolidated income statement, as they meet both the “solely payment of principal and interest” and the business model criteria. Unrealized gains and losses, except exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are recognized in the consolidated income statement when the debt instrument is sold, at which time the gain is transferred to “Other financial income and expense.” Exchange gains and losses related to debt instruments are immediately recognized in the consolidated income statement in “Other financial income and expense.”
• Fund investments and equity securities of the Novartis Venture Fund are valued at fair value through profit and loss (FVPL). Unrealized gains and losses, including exchange gains and losses, are recognized in the consolidated income statement in “Other income” for gains and “Other expense” for losses.
• Equity securities held as strategic investments, typically held outside of the Novartis Venture Fund, are generally designated at the date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Unrealized gains and losses, including exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are reclassified to retained earnings when the equity security is sold. If these equity securities are not designated at the date of acquisition as financial assets valued at fair value through other comprehensive income, they are valued at FVPL, as described above.
• Other non-current financial assets, such as loans and long-term receivables from customers, advances and other deposits, are valued at amortized cost, which reflects the time value of money less any allowances for expected credit losses.
The Group assesses on a forward-looking basis the expected credit losses associated with its debt securities valued at fair value through other comprehensive income. Impairments on debt securities are recorded in “Other financial income and expense.”
For other financial assets valued at amortized cost, impairments, which are based on their expected credit losses, and exchange rate losses are included in “Other expense” in the consolidated income statement. Exchange rate gains and interest income, using the effective interest rate method, are included in “Other income” or “Other financial income” in the consolidated income statement, depending on the nature of the item.
Derivative financial instruments
Derivative financial instruments are initially recognized in the balance sheet at fair value and are remeasured to their current fair value at the end of each subsequent reporting period. The valuation of a forward exchange rate contract is based on the discounted cash flow model, using interest rate curves and forward rates at the reporting date as observable inputs.
Options are valued based on a modified Black-Scholes model using volatility and exercise prices as major observable inputs.
The Group enters into certain derivative financial instruments for the purpose of hedging to reduce the volatility in the Group’s performance due to the exposure to various business-related risks. The risk mitigation is obtained because the derivative’s value or cash flows are expected, wholly or partly, to offset changes in the value or cash flows of the recognized assets or liabilities. The overall strategy is aiming to mitigate the currency and interest rate risk of positions that are contractually agreed, and to partially mitigate the exposure risk of selected anticipated transactions.
Certain derivative financial instruments meet the criteria for hedge accounting treatment. A prerequisite for obtaining this accounting-hedge relationship is extensive documentation on inception and proving on a regular basis that the economic hedge is effective for accounting purposes. Other derivative financial instruments do not meet the criteria to qualify for hedge accounting or are not designated in a hedge relationship. Changes in the fair value of these derivative instruments are recognized immediately in “Other financial income and expense” in the consolidated income statement.
In addition, the Group has designated certain long-term debt components as hedges of the translation risk arising on certain net investments in foreign operations. On consolidation, foreign currency differences arising on long-term debt designated as net investment hedges of a foreign operation are recognized in other comprehensive income and accumulated in currency translation effects, to the extent that the hedge is effective. The foreign currency differences arising from hedge ineffectiveness are recognized in the income statement in “Other financial income and expense.”
When a hedged net investment is disposed of, the proportionate portion of the cumulative amount recognized in equity in relation to the hedged net investment is transferred to the consolidated income statement as an adjustment to the gain or loss on disposal.
Inventories
Inventory is valued at the lower of acquisition or production cost determined on a first-in, first-out basis and net realizable value. This value is used for the “Cost of goods sold” in the consolidated income statement. Unsaleable inventory is fully written off in the consolidated income statement under “Cost of goods sold.”
Trade receivables
Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for estimated revenue deductions such as rebates, chargebacks and cash discounts.
Provisions for doubtful trade receivables are established using a forward-looking expected credit loss model (ECL), which includes possible default events on the trade receivables over the entire holding period of the trade receivable. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated balance sheet and the estimated collectible amount. Charges for doubtful trade receivables are recorded as marketing and selling costs recognized in the consolidated income statement within “Selling, general and administration” expenses.
Legal and environmental liabilities
Novartis and its subsidiaries are subject to contingencies arising in the ordinary course of business, such as patent litigation, environmental remediation liabilities and other product-related and commercial litigation, and governmental investigations and proceedings. A provision is recorded when there is a probable outflow of resources for which a reliable estimate can be made of the outcome of the legal or other disputes against the subsidiary.
Contingent consideration
In the acquisition or divestment of a business, it is necessary to recognize contingent future amounts due to previous owners, representing contractually defined potential amounts as a liability or an asset. Usually for Novartis, these are linked to milestone or royalty payments related to certain assets and are recognized as a financial liability or financial asset at fair value, which is then remeasured at each subsequent reporting date. These estimations typically depend on factors such as technical milestones or market performance, and are adjusted for the probability of their likelihood of payment, and are appropriately discounted to reflect the impact of time.
Changes in the fair value of contingent consideration liabilities in subsequent periods are recognized in the consolidated income statement in “Cost of goods sold” for currently marketed products and in “Research and development” for IPR&D. Changes in contingent consideration assets are recognized in “Other income” or “Other expense,” depending on their nature.
The effect of unwinding the discount over time is recognized for contingent consideration liabilities in “Interest expense” and for contingent consideration assets as interest income recognized in the consolidated income statement within “Other financial income and expense.”
Defined benefit pension plans and other post-employment benefits
The liability in respect of defined benefit pension plans and other post-employment benefits is the defined benefit obligation calculated annually by independent actuaries using the projected unit credit method. The current service cost for such post-employment benefit plans is included in the personnel expenses of the various functions in which employees are employed, while the net interest on the net defined benefit liability or asset is recognized as “Other expense” or “Other income.”
Treasury shares
Treasury shares are initially recorded at fair value on their trade date, which is different from the settlement date, when the transaction is ultimately effected. Treasury shares are deducted from consolidated equity at their nominal value of CHF 0.50 per share. Differences between the nominal amount and the transaction price on purchases or sales of treasury shares with third parties, or the value of services received for the shares allocated to employees as part of share-based compensation arrangements, are recorded in “Retained earnings” in the consolidated statement of changes in equity.
Revenue recognition
Revenue on the sale of Novartis Group products and services, which is recorded as “Net sales to third parties” in the consolidated income statement, is recognized when a contractual promise to a customer (performance obligation) has been fulfilled by transferring control over the promised goods and services to the customer, substantially all of which is at the point in time of shipment to or receipt of the products by the customer or when the services are performed. If contracts contain customer acceptance provisions, revenue is recognized upon the satisfaction of the acceptance criteria. If a contract contains more than one performance obligation, the consideration is allocated based on the standalone selling price of each performance obligation. The amount of revenue recognized is based on the consideration Novartis expects to receive in exchange for its goods and services, when it is highly probable that a significant reversal will not occur.
The consideration Novartis receives in exchange for its goods or services may be fixed or variable. Variable consideration is recognized when it is highly probable that a significant reversal will not occur. The most common elements of variable consideration are listed below.
• Rebates and discounts granted to wholesalers, retailers, government agencies (including US Medicaid and US Federal Medicare programs), government supported healthcare systems, private health systems, pharmacy benefit managers, managed healthcare organizations, purchasing organizations and other direct and indirect customers, as well as chargebacks are provisioned and recorded as revenue deductions at the time the related revenues are recorded, or when the incentives are offered. These rebates and discounts, applied using provision rates, are estimated based on the terms and conditions in the individual states, plans and customer agreements, historical experience, product sales and growth rate, population growth, product pricing including inflation impacts, the mix of contracts and products, the level of inventory in the distribution channel, regulations, contracts, channels and payers, as appropriate to the individual rebate and discount arrangements.
• Refunds granted to healthcare providers under innovative pay-for-performance agreements (i.e. outcome based arrangements) are provisioned and recorded as a revenue deduction at the time the related sales are recorded. They are calculated on the basis of historical experience and clinical data available for the product, as well as specific terms of the individual agreements. In cases where historical experience and clinical data are not sufficient for a reliable estimation of the outcome, revenue recognition is deferred until the uncertainty is resolved, until such history is available or the period when the refund right has expired. The provisions for revenue deductions under the innovative pay-for-performance agreements are adjusted periodically based on established processes and actual experience, including the products actual outcomes achieved compared with the anticipated predefined targets.
• Cash discounts are offered to customers to encourage prompt payment and are provisioned and recorded as revenue deductions at the time the related sales are recorded.
• Shelf stock adjustments are generally granted to customers, primarily of the Sandoz Division, to cover the inventory held by them at the time a price decline becomes effective. Revenue deduction provisions for shelf stock adjustments are recorded when the price decline is anticipated, based on the impact of the price decline on the customer’s estimated inventory levels.
• Sales returns provisions are recognized and recorded as revenue deductions when there is historical experience of Novartis agreeing to customer returns and Novartis can reasonably estimate expected future returns. In doing so, the estimated rate of return is applied, determined on the basis of historical experience of customer returns and considering any other relevant factors. This is applied to the amounts invoiced, also considering the amount of returned products to be destroyed versus products that can be placed back in inventory for resale. Where shipments are made on a resale or return basis, without sufficient historical experience for estimating sales returns, revenue is only recorded when there is evidence of consumption or when the right of return has expired.
Net sales to third parties and provisions for revenue deductions are adjusted periodically to reflect experience and to reflect actual amounts as rebates, refunds, discounts and returns are processed. There is often a time lag between recording of revenue deductions and the final accounting for them. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these revenue deductions.
“Other revenue” includes income from profit-sharing arrangements with our collaboration partners, and royalty and milestone income from the out-licensing of intellectual property when Novartis retains an interest in the intellectual property through a license. Royalty income earned from a license is recognized when the underlying sales have occurred. Milestone income is recognized at the point in time when it is highly probable that the relevant milestone event criteria are met, and the risk of reversal of revenue recognition is remote. “Other revenue” also includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales to third parties, and is recognized when control transfers to the third party and our performance obligations are satisfied.
Research and development
Internal research and development (R&D) costs are fully charged to “Research and development” in the consolidated income statement in the period in which they are incurred. The Group considers that regulatory and other uncertainties inherent in the development of new products preclude the capitalization of internal development expenses as an intangible asset until marketing approval from a regulatory authority is obtained in a major market such as the United States, the European Union, Switzerland or Japan.
Payments made to third parties, such as contract research and development organizations in compensation for subcontracted R&D, that are deemed not to transfer intellectual property to Novartis are expensed as internal R&D expenses in the period in which they are incurred. Such payments are only capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been received from a regulatory authority in a major market.
Payments made to third parties to in-license or acquire intellectual property rights, compounds and products, including initial upfront and subsequent milestone payments, are capitalized, as are payments for other assets, such as technologies to be used in R&D activities. If additional payments are made to the originator company to continue performing R&D activities, an evaluation is made as to the nature of the payments. Such additional payments will be expensed if they are deemed to be compensation for subcontracted R&D services not resulting in an additional transfer of intellectual property rights to Novartis. Such additional payments will be capitalized if they are deemed to be compensation for the transfer to Novartis of additional intellectual property developed at the risk of the originator company. Subsequent internal R&D costs in relation to IPR&D and other assets are expensed, since the technical feasibility of the internal R&D activity can only be demonstrated by the receipt of marketing approval for a related product from a regulatory authority in a major market.
Costs for post-approval studies performed to support the continued registration of a marketed product are recognized as marketing expenses. Costs for activities that are required by regulatory authorities as a condition for obtaining marketing approval in a major market are capitalized and recognized as currently marketed products.
Inventory produced ahead of regulatory approval is fully provisioned, and the charge is included in “Other expense” in the consolidated income statement, as its ultimate use cannot be assured. If this inventory can subsequently be sold, the provision is released to “Other income” in the consolidated income statement, either on approval by the appropriate regulatory authority or, exceptionally in Europe, on recommendation by the Committee for Medicinal Products for Human Use (CHMP), if approval is virtually certain.
Share-based compensation
Vested Novartis shares and American Depositary Receipts (ADRs) that are granted as compensation are valued at their market value on the grant date and are immediately expensed in the consolidated income statement.
The fair values of unvested restricted shares (RSs), restricted share units (RSUs) and performance share units (PSUs) in Novartis shares and ADRs granted to employees as compensation are recognized as an expense over the related vesting period. The expense recorded in the consolidated income statement is included in the personnel expenses of the various functions in which the employees are employed.
Unvested restricted shares, restricted ADRs and RSUs are only conditional on the provision of services by the plan participant during the vesting period. They are valued at fair value on the grant date. As RSUs do not entitle the holder to dividends, the fair value is based on the Novartis share price at the grant date adjusted for the net present value of the dividends expected to be paid during the holding period. The fair value of these grants, after making adjustments for assumptions related to forfeiture during the vesting period, is expensed on a straight-line basis over the respective vesting period.
PSUs are subject to the achievement of certain performance criteria during the vesting period and require plan participants to provide services during this period. The following paragraphs provide an overview of the accounting policies for the share-based compensation plan that grant PSUs.
For PSUs that are subject to performance criteria based on Novartis internal performance metrics and that are conditional on the provision of service by plan participants during the vesting period, the expense is recognized on a straight-line basis over the vesting period, and is determined based on assumptions concerning the expected performance against the internal performance metrics throughout the vesting period. The assumptions are based on the Group’s targets for those performance metrics, and the expected forfeitures due to plan participants not meeting their service conditions. The assumptions are periodically adjusted over the vesting period. Any change in estimates for past services is recorded immediately as an expense or income in the consolidated income statement, and amounts for the remaining vesting period are expensed on a straight-line basis. As a result, at the end of the vesting period, the charge during the entire vesting period represents the amount that will finally vest. The number of equity instruments that finally vest is determined at the vesting date.
For PSUs that are subject to performance criteria based on variables that can be observed in the market, which for Novartis plans is the Novartis total shareholder return (TSR) relative to a specific peer group of companies over the vesting period, and that are conditional on the provision of services by the plan participants during the vesting period, the expense is recognized on a straight-line basis over the vesting period, and is determined based on the total fair value of the grant over the vesting period. IFRS requires that these variables that can be observed in the market are taken into account in determining the fair value of the PSUs at the grant date. Novartis determined the fair value of these PSUs at the date of grant using a Monte Carlo simulation model. Adjustments to the number of equity instruments granted are only made if a plan participant does not fulfill the service conditions.
For PSUs granted under plans that are subject to both performance criteria based on Novartis internal performance metrics and Novartis TSR relative to a specific peer group of companies over the vesting period and that are conditional on the provision of service by plan participants during the vesting period, the expense is recognized on a straight-line basis over the vesting period, and is determined based on a bifurcation into the components based on the performance criteria related to Novartis internal performance metrics and TSR, as described in the paragraphs above.
Measuring the fair values of PSUs granted that include TSR performance criteria requires use of estimates. The Monte Carlo simulation used to determine the fair value of the PSUs TSR performance criteria requires the probability of factors related to uncertain future events; the term of the award; the grant price of underlying shares or ADRs; expected volatilities; the expected correlation matrix of the underlying equity instruments with those of the peer group of companies; and the risk-free interest rate as input parameters.
If a plan participant leaves Novartis for reasons other than retirement, disability or death, then unvested restricted shares, restricted ADRs, RSUs and PSUs are forfeited, unless determined otherwise by the provision of the plan rules or by the Compensation Committee of the Novartis Board of Directors, for example, in connection with a reorganization or divestment.
Government grants
Grants from governments or similar organizations are recognized at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions.
Government grants received to compensate costs are deferred and recognized in the consolidated income statement over the period necessary to match them against the related costs that they are intended to compensate.
The accounting policy for property, plant and equipment describes the treatment of any related grants.
Restructuring charges
Restructuring provisions are recognized for the direct expenditure arising from the restructuring, where the plans are sufficiently detailed and where appropriate communication to those affected has been made.
Charges to increase restructuring provisions are included in “Other expense” in the consolidated income statements.
Healthcare contributions
Healthcare cost contribution levies and fees under governmental programs that require the Group to contribute to a country’s healthcare costs, other than programs described in “Revenue recognition” in this Note 1, are recognized in “Other expense” in the consolidated income statement. Provisions for healthcare cost contributions are adjusted to the actual amounts levied. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these healthcare cost contributions.
Income taxes
Income taxes comprise current income taxes and deferred income taxes and are recognized in the same periods as the revenues and expenses to which they relate. Income taxes include interest and penalties incurred during the period, insofar as they are considered an income tax. Income taxes related to items recognized directly to other comprehensive income or to equity are recognized together with the corresponding item, to which the income tax is attributable, directly in other comprehensive income or in equity.
Deferred income taxes are determined using the comprehensive liability method and are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value for financial reporting purposes, except for those temporary differences related to investments in subsidiaries and associated companies, where the timing of their reversal can be controlled and it is probable that the difference will not reverse in the foreseeable future. Since the retained earnings are reinvested, withholding or other taxes on eventual distribution of a subsidiary’s retained earnings are only recognized when a dividend is declared or has been planned. Furthermore, deferred income taxes are recognized for the net tax effects of net operating loss carryforwards and tax credits.
The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. In evaluating our ability to recover our deferred tax assets in the jurisdiction from which they arise, we consider all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax-planning strategies, and results of recent operations.
The estimated amounts for current and deferred tax assets or liabilities, including amounts related to any uncertain tax positions, are based on applicable tax law and regulations in the various tax jurisdictions, in which the Group operates, which are subject to interpretations based on currently known facts and circumstances.
Tax returns are based on an interpretation of tax laws and regulations, and reflect estimates based on these judgments and interpretations. The tax returns are subject to examination by the competent taxing authorities, which may result in an assessment being made requiring payments of additional tax, interest or penalties.
The calculation of income tax assets and liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in a multitude of jurisdictions across our global operations. As a result, inherent uncertainties exist in the estimates of the tax positions. Tax liabilities for uncertain tax provisions are recognized on the consolidated balance sheets within current income tax liabilities.
Impact of new IFRS standards, amendments and interpretations in 2022
There were no new IFRS standards adopted by the Group in 2022. In addition, new IFRS amendments or interpretations that became effective in 2022 did not have a material impact to the Group’s consolidated financial statements.
Based on the Group’s assessment, there are no IFRS standards, amendments or interpretations not yet effective in 2022 that would be expected to have a material impact on the Group’s consolidated financial statements.
Impact of adopting significant new IFRS standard in 2021
The following new IFRS standard has been adopted by Novartis from January 1, 2021:
Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 (Interest Benchmark Reform Amendments)
Interest Benchmark Reform Amendments became effective from January 1, 2021. These amendments address issues that might affect financial reporting when an existing interest rate benchmark (i.e. Interbank offered rate – IBOR) is replaced with an alternative benchmark interest rate. The effects of interest rate benchmark reform on the Group’s financial instruments and risk management strategies did not have a material impact on the Group’s consolidated financial statements.
Impact of adopting significant new IFRS standard in 2020
The following new IFRS standard has been adopted by Novartis from January 1, 2020:
IFRS 3 Business Combinations amendments
The IASB issued amendments to IFRS 3 Business Combinations that revised the definition of a business, which assist entities with the evaluation of when an asset or group of assets acquired should be considered a business. This amended standard has been applied to transactions entered into on or after January 1, 2020. The amended standard allows an entity to apply an optional concentration test, on a transaction-by-transaction basis, to evaluate whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If this optional concentration test is met, the set of activities and assets is determined not to be a business. The adoption of this amended standard on January 1, 2020, did not have a significant impact on our consolidated financial statements and is not expected to have a significant impact in future periods. However, this will depend on the facts and circumstances of future transactions and if the Group decides to apply the optional concentration test in the assessment of whether an acquired set of activities and assets is or is not a business.